Establishment and operations (Tables)	6 Months Ended
Jun. 30, 2024
Establishment and operations
Summary of Consolidated subsidiaries
i)	Continued operations

	Country of	Legal ownership %		Principal
Company name	incorporation	30-June-24	31-Dec-23	business activities
Swvl Inc.	British Virgin Islands	100%	100%	Holding company
Pivotal Merger Sub Company I	Cayman Islands	100%	100%	Merger entity
Swvl Global FZE	UAE	100%	100%	Headquarters and management activities
Swvl for Smart Transport Applications and Services LLC	Egypt	99.80%	99.80%	Providing a technology
				platform to enable
Swvl Saudi for Information Technology	Kingdom of Saudi Arabia	100%	100%	passenger transportation

ii)	Discontinued operations

	Country of	Legal ownership %		Principal
Company name	incorporation	30-June-24	31-Dec-23	business activities
Swvl Technologies FZE	UAE	100%	100%
Swvl NBO Limited	Kenya	100%	100%	Providing a technology
Swvl Technologies Ltd.	Kenya	100%	100%	platform to enable
Smart Way Transportation LLC (i)	Jordan	—	—	passenger transportation
Swvl MY For Information Technology SDN BHD	Malaysia	100%	100%
Viapool Inc., a direct subsidiary of Swvl Global FZE	Delaware, USA	51%	51%	Holding company
Movilidad Digital SAS, a subsidiary of Viapool, Inc.	Argentina	51%	51%
Viapool SRL, a subsidiary of Viapool, Inc.	Argentina	51%	51%	Providing a technology
Viapool SPA, a subsidiary of Viapool, Inc.	Chile	51%	51%	platform to enable
Swvl Brasil Tecnologia LTDA, a subsidiary of Viapool, Inc.	Brazil	51%	51%	passenger transportation
Swvl Germany GmbH (formerly “Blitz B22-203 GmbH”), a direct subsidiary of Swvl Inc.	Germany	100%	100%	Holding company
Door2Door GmbH, a subsidiary of Swvl Germany GmbH	Germany	100%	100%	Providing a technology platform to enable passenger transportation

(i)	The Parent Company’s, subsidiary Smart Way Transportation LLC (Jordan), was incorporated during the year ended 31 December 2021. The subsidiary is currently legally owned by a member of the Group’s management and is in the process of a legal ownership transfer to the Group. As of 30 June 2024, the company is still in liquidation process. The subsidiary has been consolidated based on the beneficial ownership and effective control.